PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Plant and equipment US$	Right-of-use assets US$	Total US$
December 31, 2022
Carrying value at July 1, 2022	922,118	465,868	1,387,986
Additions	1,179,703	950,537	2,130,240
Depreciation	(33,802)	(115,325)	(149,127)
Carrying amount at December 31, 2022	2,068,019	1,301,080	3,369,099
- at cost	2,136,508	1,543,876	3,680,384
- accumulated depreciation	(68,489)	(242,796)	(311,285)

June 30, 2022
Carrying value at July 1, 2021	65,858	473,761	539,619
Additions	889,988	140,188	1,030,176
Lease modifications	-	(28,375)	(28,375)
Depreciation	(33,728)	(119,706)	(153,434)
Carrying amount at June 30, 2022	922,118	465,868	1,387,986
- at cost	956,805	593,339	1,550,144
- accumulated depreciation	(34,687)	(127,471)	(162,158)